Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Schedule of major subsidiaries, VIEs and VIEs' subsidiaries

	Country/Place	Percentage of direct or
	and	indirect
	date of	economic benefits ownership
	incorporation/	January 1,	December 31,
Companies	establishment	2022	2022	2023	2024
Major Subsidiaries
Holly Universal Limited	BVI, January 6, 2017	100%	100%	100%	100%
DiDi (HK) Science and Technology Limited	Hong Kong, August 2, 2013	100%	100%	100%	100%
Xiaoju Science and Technology (Hong Kong) Limited	Hong Kong, January 29, 2013	100%	100%	100%	100%
Beijing DiDi Infinity Technology and Development Co., Ltd.	PRC, May 6, 2013	100%	100%	100%	100%

Major VIEs (Including VIEs’ Subsidiaries)
Beijing Xiaoju Science and Technology Co., Ltd.	PRC, July 10, 2012	100%	100%	100%	100%
DiDi Chuxing Science and Technology Co., Ltd.	PRC, July 29, 2015	100%	100%	100%	100%
Beijing DiDi Chuxing Technology Co., Ltd.	PRC, December 5, 2018	100%	100%	100%	100%